Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Leases [Abstract]
Year 1	$ 52,372
Year 2	45,344
Year 3	29,086
Year 4	19,925
Year 5	16,870
Thereafter	56,684
Total future minimum lease payments	220,281
Lease imputed interest	(17,312)
Total	$ 202,969